Thornburg New Mexico Intermediate Municipal Fund
Semiannual Report
March 31, 2001

Thornburg New Mexico Intermediate Municipal Fund
All data as of 3.31.01


                                A Shares       D Shares
SEC Yield ...............        3.19%          2.98%
Taxable Equivalent Yields        5.86%          5.48%
NAV .....................   $   13.07     $    13.08
Max. Offering Price .....   $   13.34     $    13.08

Total returns (Annual Average - After Subtracting Maximum Sales Charge)
One Year                         5.02%          6.96%
Five Year .....                  4.42%          N/A
Since Inception                  5.69%         4.06%
Inception Date                (6.18.1991)    (6.1.1999)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996.
The date quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the Thornburg New Mexico Intermediate Term Municipal Fund. The net asset value of the A shares increased by 22 cents to $13.07 during the six-month period ending March 31, 2001. If you were with us for the entire period, you received dividends of 30.4 cents per share. If you reinvested dividends, you received 30.7 cents per share. Investors who owned D shares received dividends of 28.7 and 29.0 cents per share, respectively.

During the year 2000, falling interest rates drove up the price of most municipal bonds. In general, bonds with the longest maturities benefited the most, while the value of short-term bonds hardly moved. So far in 2001 the environment has reversed: most of the interest rate decline has happened in earlier maturities. This has lifted the prices of shorter-term bonds the most, while prices of most long-term bonds are substantially unchanged. The laddering of bond maturities, which we employ in the Thornburg New Mexico Intermediate Municipal Fund, has served the fund well in both markets, as different parts of the portfolio benefited from each environment.

We now enjoy the steepest municipal bond yield curve since early 1994. There is a 1.79% yield difference between a two-year and a twenty year AAA municipal bond. Intermediate bonds benefit from a steep yield curve as they steadily march toward maturity.

Since the beginning of the year, yields on money market funds have dropped significantly. As of the beginning of May, the average taxable money market was yielding 4.25%. If you are an investor in the 36% federal tax bracket, that leaves you with only 2.51% after state and federal income taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg New Mexico Intermediate Term Municipal Fund is a laddered portfolio of over 200 municipal obligations from all over New Mexico and two U.S. territories. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 6.7 years. We always keep it below 10 years. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years.

A recent Standard & Poors' report on municipal credit quality showed that for the 21st consecutive quarter, rating upgrades surpassed downgrades. This is in stark contrast to the corporate bond market where rating downgrades are outpacing rating upgrades by more than 2 to 1, and default rates are hitting levels not seen since 1991. We believe that as the economic slowdown shows up in slow or no tax revenue growth for many municipalities, they will feel the pinch as well. However, outside of a few isolated cases, we do not expect the credit stress to approach that taking place in the corporate bond market. Here in New Mexico, we are continuing to enjoy a state budget surplus, due primarily to higher than expected severance tax revenue.


Municipal bond issuance is up 43% in the first quarter of 2001 over year ago levels. The large supply has generally been met with strong demand, but occasionally demand has been somewhat weaker. We have been able to take advantage of these imbalances to find some attractive investment opportunities. We suspect that as we move into the summer months, lighter issuance will combine with a slowing economy to make those opportunities somewhat more scarce.

Equity investors, by and large, are having another difficult year. In a slowing economy, we expect long-ignored investment grade bonds to increase in popularity with investors. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 5-star overall rating* for risk adjusted performance. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.

% of portfolio    Cumulative %
maturing within   maturing by end of
         2 years =13%      year 2 = 13%
    2 to 4 years = 10%     year 4 = 23%
    4 to 6 years = 14%     year 6 = 37%
    6 to 8 years = 7%      year 8 = 44%
   8 to 10 years = 17%    year 10 = 61%
  10 to 12 years = 9%     year 12 = 70%
  12 to 14 years = 20%    year 14 = 90%
   Over 14 years= 9%  over 14 years= 100%



George Strickland
Portfolio Manager

*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of March 31, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The New Mexico Fund received five stars for the three and five-year periods ended 3/31/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,692 and 1,452 municipal funds for the three and five-year periods, respectively, ended 3/31/01.

Statement of assets and liabilities
Thornburg New Mexico Intermediate Municipal Fund
March 31, 2001
(unaudited)

ASSETS
Investments at value (cost $145,369,077)   $150,438,838
Cash ...................................      1,007,726
Receivable for investments sold ........      1,340,000
Receivable for fund shares sold ........          3,980
Interest receivable ....................      2,213,514
Prepaid expenses and other assets ......          2,577
         Total Assets ..................    155,006,635

LIABILITIES
Payable for securities purchased .......        701,559
Payable for fund shares redeemed .......        148,658
Accounts payable and accrued expenses ..        144,362
Payable to investment advisors (Note 3)          80,424
Dividends payable ......................        251,687
         Total Liabilities .............      1,326,690

NET ASSETS .............................   $153,679,945

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($151,477,970 applicable to 11,588,696 shares of beneficial interest
outstanding - Note 4)               $               13.07

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share)           0.27

Maximum Offering Price Per Share    $               13.34

Class D Shares:
Net asset value and offering price per share ($2,201,975
applicable to 168,341 shares of beneficial interest
outstanding - Note 4)                      $        13.08





See notes to financial statements.

Statement of operations INVESTMENT INCOME:
Interest income (net of premium amortized of $222,170) .....   $ 4,258,628

EXPENSES:
Investment advisory fees (Note 3) ..........................       374,511
Administration fees (Note 3)
         Class A Shares ....................................        92,261
         Class D Shares ....................................         1,367
Distribution and service fees (Note 3)
         Class A Shares ....................................       179,606
         Class D Shares ....................................        10,977
Transfer agent fees ........................................        47,600
Custodian fees .............................................        29,070
Registration and filing fees ...............................           607
Professional fees ..........................................         8,613
Accounting fees ............................................         4,850
Trustee fees ...............................................         2,565
Other expenses .............................................         8,139

                  Total Expenses ...........................       760,166
Less:
         Expenses reimbursed by investment advisor (Note 3)         (7,343)
         Distribution fees waived on Class D Shares (Note 3)        (5,510)

                  Net Expenses .............................       747,313

                  Net Investment Income ....................     3,511,315

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments sold ................        6,624
Increase in unrealized appreciation of investments ...    2,566,540

                  Net Realized and Unrealized
                  Gain on Investments ................    2,573,164

                  Net Increase in Net Assets Resulting
                  From Operations ....................   $6,084,479

See notes to financial statements.

Statements of changes in net assets
                                        Six Months Ended        Year Ended
                                        March 31, 2001      September 30, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .............   $   3,511,315        $   7,169,345
Net realized gain (loss) on
investments sold                              6,624            (947,150)
Increase in unrealized
appreciation of investments               2,566,540               7,879

  Net Increase in Assets
  Resulting from Operations               6,084,479           6,230,074

DIVIDENDS TO SHAREHOLDERS:
From net investment income .
    Class A Shares                       (3,462,818)         (7,102,532)
    Class D Shares                          (48,496)            (66,813)

FUND SHARE TRANSACTIONS (Note 4):

    Class A Shares                        1,662,601          (7,314,297)
    Class D Shares                           14,145           1,021,871

  Net Increase (Decrease) in Net Assets   4,249,911          (7,231,697)

NET ASSETS:
         Beginning of period            149,430,034          156,661,731


         End of period ............   $ 153,679,945        $ 149,430,034







See notes to financial statements.

Notes to financial statements

Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the Trust are allocated to each series based on their relative net assets. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.
The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time of purchase, and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized gains in future years. To the extent such carryforwards are used, no capital gain distributions will be made.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3 - Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $77 for Class A and $7,266 for Class D, respectively. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 2001, the Distributor earned net commissions aggregating $1,358 from the sale of Class A shares.
Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the six months ended March 31, 2001, are set forth in the statement of operations.
Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest
At March 31, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $150,492,180. Transactions in shares of beneficial interest were as follows:

                                  Six Months Ended March 31, 2000    Year Ended September 30, 2000
                                         Shares      Amount             Shares       Amount
Class A Shares
Shares sold ....................        879,011    $ 11,433,459       2,223,577    $ 28,408,428
Shares issued to shareholders in
reinvestment of dividends ......        144,574       1,876,311         308,110       3,939,429
Shares repurchased .............       (898,648)    (11,647,169)     (3,102,729)    (39,662,154)

Net Increase (Decrease) ........       124,937 $      1,662,601        (571,042)   $ (7,314,297)

Class D Shares (a)
Shares sold ....................        29,061    $   380,658           124,444    $ 1,585,825
Shares issued to shareholders in
reinvestment of dividends ......         2,915         37,859             2,445         31,315
Shares repurchased .............       (30,984)      (404,372)          (46,330)      (595,269)

Net Increase (Decrease) ........           992    $    14,145            80,559    $ 1,021,871

(a) Sales of Class D shares commenced June 1, 1999.

Note 5 - Securities Transactions
For the six months ended March 31, 2001, the Fund had purchase and sale transactions (excluding short-term securities) of $7,216,482 and $10,246,806, respectively. The cost of investments for Federal income tax purposes is $145,369,077.
At March 31, 2001, net unrealized appreciation of investments was $5,069,760, based on cost for Federal income tax purposes resulting from $5,625,776 gross unrealized appreciation and $556,016 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 2001 aggregated $1,799,822. At September 30, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
                  2003     $        127,000
                  2004              555,000
                  2006              7,000
                  2007              34,000
                  2008              595,000
                           $        1,318,000
At September 30, 2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999 of $543,000. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

Financial highlights
                                                                                  Year Ended September 30,
                                                   Six Months Ended
                                                    March 31, 2001   2000       1999            1998           1997      1996

Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .......   $   12.85     $     12.92  $     13.45  $       13.28  $        13.09   $ 13.12
Income from investment operations:
         Net investment income .............        0.30            0.62         0.61           0.62            0.64      0.63
         Net realized and unrealized
         gain (loss) on investments ........        0.22           (0.07)       (0.53)          0.17            0.19     (0.03)


Total from investment operations ...........        0.52            0.55         0.08           0.79            0.83      0.60
 Less dividends from:
         Net investment income .............       (0.30)          (0.62)       (0.61)         (0.62)          (0.64)    (0.63)

Change in net asset value ..................        0.22           (0.07)       (0.53)          0.17            0.19     (0.03)

Net asset value, end of period .............   $   13.07     $     12.85  $     12.92  $       13.45  $        13.28   $  13.09
Total return (a) ...........................        4.11%          4.36%        0.55%          6.08%           6.51%      4.68%
Ratios/Supplemental Data
Ratios to average net assets:
         Net investment income .............        4.69%(b)       4.81%        4.57%          4.64%           4.88%      4.81%
         Expenses, after expense reductions         0.99%(b)       0.99%        0.99%          1.00%           1.00%      1.00%
         Expenses, before expense reductions        0.99%(b)       1.03%        1.01%          1.02%           1.05%      1.07%
Portfolio turnover rate ....................        4.99%         30.23%       15.93%         13.74%          10.06%     10.88%
Net assets at end of period (000) .........$     151,478   $    147,279     $ 155,540 $      153,118     $   145,850 $  131,307



(a) Sales loads are not reflected in computing total return.
(b) Annualized.

Note: Prior to September 28, 1995 and January 31, 1996, the Fund issued Class B shares and Class C shares. At the time of each of their conversion to Class A shares each class represented less than 1% of the Fund's net assets.


                                  Six Months Ended   Year Ended September 30,
                                          2001        2000     1999(a)


Class D Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   12.85 $   12.93 $   13.20

Income from investment operations:
         Net investment income .....        0.29      0.58      0.19
Net realized and unrealized
         gain (loss) on investments         0.23     (0.08)    (0.27)


Total from investment operations ...        0.52     (0.50)    (0.08)
Less dividends from:
         Net investment income .....       (0.29)    (0.58)    (0.19)


Change in net asset value ....              0.23     (0.08)     (0.27)


Net asset value, end of period          $  13.08 $   12.85  $   12.93

         Total return (b) ....              4.06%    4.00%     (0.61)%

Ratios/Supplemental Data Ratios to average net assets:
 Net investment income .............        4.43%(c)  4.55%     4.20%(c)
 Expenses, after expense reductions         1.25%(c)  1.25%     1.27%(c)
 Expenses, before expense reductions        2.42%(c)  2.73%     3.70%(c)

Portfolio turnover rate .........           4.99%     30.23%    15.93%

Net assets at end of period (000) $         2,202  $  2,15$     1,122


(a) Sales of Class D shares commenced on June 1, 1999.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

Schedule of Investments
Thornburg New Mexico Intermediate Municipal Fund
March 31, 2001
CUSIPS: Class A - 885-215-301;
NASDAQ Symbol: Class A - THNMX
3,000,000                       Alamogordo Hospital Revenue, 5.30% due           NR/AA              $3,052,170
                                1/1/2013 (Asset Guaranty)
1,100,000                       Albuquerque Airport Revenue Adjustment           VMIG1/A-1          1,100,000
                                Refunding Subordinated, 3.40% due 7/1/2014 put
                                4/1/01  (weekly demand note) (Insured: AMBAC)
551,000                         Albuquerque Collateralized Mortgage Municipal    Aaa/AAA            273,417
                                Class B-2, 0% due 5/15/2011 (Insured: FGIC)
500,000                         Albuquerque Gross Receipt and Lodgers Tax,       VMIG1/A1+          500,000
                                3.45% due 7/1/2023 put 4/1/01  (weekly demand
                                note)
50,000                          Albuquerque Gross Receipt Tax Revenue, 6.20%     A1/AA              52,639
                                due 7/1/2005
870,000                         Albuquerque Gross Receipt Tax Revenue, 4.35%     Aaa/AAA            872,914
                                due 7/1/2013 pre-refunded 8/1/01 @ 100
525,000                         Albuquerque Gross Receipts Prerefunded           Aaa/AAA            502,420
                                Adjustment Adjusted Series B, 0% due 7/1/2002
                                (ETM)
625,000                         Albuquerque Gross Receipts Prerefunded           Aaa/AAA            575,456
                                Adjustment Adjusted Series B, 0% due 7/1/2003
                                (ETM)
840,000                         Albuquerque Gross Receipts Prerefunded           Aaa/AAA            710,976
                                Adjustment Adjusted Series B, 0% due 7/1/2005
                                (ETM)
820,000                         Albuquerque Gross Receipts Prerefunded           Aaa/AAA            497,601
                                Adjustment Adjusted Series B, 0% due 7/1/2012
                                (ETM)
755,000                         Albuquerque Gross Receipts Unrefunded Balance    Aaa/AAA            722,580
                                Adjustment Adjusted Series B, 0% due 7/1/2002
                                (Insured: FSA)
895,000                         Albuquerque Gross Receipts Unrefunded Balance    Aaa/AAA            823,508
                                Adjustment Adjusted Series B, 0% due 7/1/2003
                                (Insured: FSA)
1,195,000                       Albuquerque Gross Receipts Unrefunded Balance    Aaa/AAA            1,008,078
                                Adjustment Adjusted Series B, 0% due 7/1/2005
                                (Insured: FSA)
1,180,000                       Albuquerque Gross Receipts Unrefunded Balance    Aaa/AAA            685,143
                                Adjustment Adjusted Series B, 0% due 7/1/2012
                                (Insured: FSA)
2,500,000                       Albuquerque Hospital Revenue Series A, 6.10%     Aaa/AAA            2,587,975
                                due 8/1/2002 (Insured: MBIA)
820,000                         Albuquerque Hospital Revenue Series A, 6.375%    Aaa/AAA            839,606
                                due 5/15/2004 pre-refunded 5/15/01 @ 102 (St.
                                Joseph Healthcare Systems Project)
4,760,000                       Albuquerque Hospital Revenue Series A, 6.375%    Aaa/AAA            5,025,608
                                due 8/1/2007 (Insured: MBIA)
300,000                         Albuquerque Hospital Revenue Series A, 6.625%    Aaa/AAA            307,266
                                due 5/15/2010 pre-refunded 5/15/01 @ 102 (St.
                                Joseph Healthcare Systems Project)
1,040,000                       Albuquerque Hospital Revenue Series B, 6.20%     Aaa/AAA            1,049,630
                                due 8/1/2002 (Insured: MBIA)
1,380,000                       Albuquerque Hospital Revenue Unrefunded          Aaa/AAA            1,394,504
                                Balance Series B, 6.60% due 8/1/2007 (Insured:
                                MBIA)
1,860,000                       Albuquerque Industrial Development Revenue,      Aa1/NR             1,920,878
                                5.80% due 6/1/2007 (Universal Printing &
                                Publishing Project; LOC: Wells Fargo)
1,600,000                       Albuquerque Joint Water & Sewage Revenue         Aaa/AAA            1,166,896
                                Series A, 0% due 7/1/2008 (Insured: FGIC)
760,000                         Albuquerque Municipal School District Number     Aa2/AA             781,478
                                012, 5.10% due 8/1/2014
305,000                         Albuquerque Revenue Refunding Bonds Series       Aaa/AAA            311,561
                                1993, 5.10% due 6/1/2002 (Evangelical Lutheran
                                Good Samaritan Society Project; Insured: FSA)
170,000                         Albuquerque Revenue Refunding Bonds Series       Aaa/AAA            176,230
                                1993, 5.20% due 6/1/2003 (Evangelical Lutheran
                                Good Samaritan Society Project; Insured: FSA)
325,000                         Albuquerque Special Assessment District Series   NR/BBB+            325,614
                                A, 6.45% due 1/1/2015 (Cottonwood Mall
                                Project; LOC: Sumitomo Bank)
600,000                         Albuquerque Water & Sewer Revenue, 6.25% due     Aa3/AA             633,486
                                7/1/2008 pre-refunded 7/1/02 @ 102
290,000                         Albuquerque Water & Sewer Revenue Series         Aa3/AA             296,679
                                1990-C, 7.00% due 7/1/2005
585,000                         Belen Gasoline Tax Revenue Refunding &           NR/NR              587,176
                                Improvement, 5.40% due 1/1/2011
400,000                         Bernalillo County General Obligation, 7.00%      Aa1/AA+            454,712
                                due 2/1/2006
410,000                         Bernalillo County General Obligation, 7.00%      Aa1/AA+            473,890
                                due 2/1/2007
495,000                         Bernalillo County Gross Receipts Tax Revenue,    Aa3/AA             535,466
                                5.50% due 10/1/2011
2,000,000                       Bernalillo County Gross Receipts Tax Revenue,    Aa3/AA             2,155,980
                                5.75% due 10/1/2015
2,300,000                       Bernalillo County Multi Family Housing Revenue   NR/AA              2,352,785
                                Series 1988, 5.80% due 11/1/2025 put 11/1/06
                                (Sunchase Apartments Project; Insured: AXA
                                Reinsurance Co.)
4,500,000                       Bernalillo County Multi Family Housing Revenue   NR/AA              4,597,200
                                Series 1994-A, 6.50% due 10/1/2019 put 10/1/05
                                (Village Apartments Project; Insured: AXA
                                Reinsurance Co.)
495,000                         Cibola County Gross Receipts Tax Revenue,        Aaa/AAA            550,405
                                5.875% due 11/1/2008 (Insured: AMBAC)
555,000                         Cibola County Gross Receipts Tax Revenue,        Aaa/AAA            628,926
                                6.00% due 11/1/2010 (Insured: AMBAC)
1,000,000                       Dona Ana County Gross Receipts Tax, 6.00% due    NR/AA              1,072,250
                                6/1/2014 (Insured: Asset Guaranty)
                                pre-refunded 6/1/03 @ 102
1,500,000                       Dona Ana County Gross Receipts Tax Refunding     NR/AA              1,604,490
                                and Improvement Series 1993, 5.875% due
                                6/1/2009 (Insured: Asset Guaranty)
                                pre-refunded 6/1/03 @ 102
100,000                         Farmington Pollution Control Revenue, 3.80%      P1/A1+             100,000
                                due 5/1/2024 put 4/1/01  (daily demand notes)
600,000                         Farmington Pollution Control Revenue, 3.80%      P1/A1+             600,000
                                due 9/1/2024 put 4/1/01 (LOC: Barclays Bank)
                                (daily demand notes)
775,000                         Gallup Pollution Control Revenue Refunding,      Aaa/AAA            815,439
                                6.20% due 8/15/2003 (Plains Electric
                                Generation Project; Insured: MBIA)
2,770,000                       Gallup Pollution Control Revenue Refunding,      Aaa/AAA            2,904,567
                                6.65% due 8/15/2017 (Plains Electric
                                Generation Project;  Insured MBIA) (when
                                issued)
1,500,000                       Gallup Pollution Control Revenue Refunding       Aaa/AAA            1,574,730
                                Series 1992, 6.45% due 8/15/2006 (Insured:
                                MBIA) (when issued)
1,385,000                       Grant County  Hospital Facility Revenue, 5.50%   NR/AA              1,490,634
                                due 8/1/2010 (Gila Regional Medical Center
                                Project)
1,310,000                       Grant County Hospital Facility Revenue, 5.50%    NR/AA              1,409,560
                                due 8/1/2009 (Gila Regional Medical Center
                                Project)
300,000                         Hidalgo County Municipal School District of      NR/NR              302,169
                                Lordsburg, 6.875% due 7/1/2001
315,000                         Hidalgo County Municipal School District of      NR/NR              325,307
                                Lordsburg, 6.875% due 7/1/2002
200,000                         Las Cruces Gross Receipt Tax Revenue Series      A3/NR              200,854
                                1995, 6.00% due 6/1/2001 (South Central Solid
                                Waste Authority Project)
625,000                         Las Cruces Gross Receipts Refunding Revenue,     A/A                635,731
                                5.85% due 12/1/2001
1,500,000                       Las Cruces Gross Receipts Refunding Revenue      A/A                1,576,710
                                Series 1992, 6.25% due 12/1/2005
420,000                         Las Cruces Joint Utility Refunding and           A1/NR              444,503
                                Improvement Revenue, 6.50% due 7/1/2007 (ETM)
780,000                         Las Cruces Joint Utility Refunding and           A1/NR              825,708
                                Improvement Revenue, 6.50% due 7/1/2007
                                pre-refunded 7/1/02 @ 102
1,160,000                       Las Cruces Municipal Sales Tax Revenue Series    A/NR               1,166,392
                                1991, 6.50% due 12/1/2006 pre-refunded 6/1/01
                                @ 100
1,000,000                       Las Cruces School District 002, 5.50% due        Aa3/NR             1,086,910
                                8/1/2010
2,650,000                       Lordsburg Pollution Control Revenue, 6.50% due   Baa2/BBB           2,737,821
                                4/1/2013 (Phelps Dodge Project)
1,300,000                       Los Alamos County Incorporated Utility Series    Aaa/AAA            1,398,033
                                A, 5.80% due 7/1/2006 (Insured: FSA)
715,000                         Los Alamos County Incorporated Utility Systems   Aaa/AAA            769,140
                                Revenue Series A, 6.00% due 7/1/2015 (Insured:
                                FSA)
3,445,000                       Los Alamos County Utility System Revenue         Aaa/AAA            3,743,337
                                Refunding Series A, 6.00% due 7/1/2008
                                (Insured: FSA)
350,000                         Milan General Obligation Sanitary Sewer Series   NR/NR              377,198
                                1994, 7.00% due 9/1/2013
900,000                         New Mexico Educational Assistance Foundation     Aaa/NR             914,580
                                Revenue, 6.20% due 12/1/2001
520,000                         New Mexico Educational Assistance Foundation     A/NR               535,740
                                Revenue, 5.50% due 11/1/2003
590,000                         New Mexico Educational Assistance Foundation     Aaa/NR             616,591
                                Revenue, 6.45% due 12/1/2004
365,000                         New Mexico Educational Assistance Foundation     A/NR               380,834
                                Revenue, 6.85% due 12/1/2005
1,445,000                       New Mexico Educational Assistance Foundation     Aaa/NR             1,523,016
                                Revenue, 6.65% due 3/1/2007
15,000                          New Mexico Educational Assistance Foundation     Aa/NR              15,633
                                Student Loan Revenue, 5.40% due 8/1/2004
1,530,000                       New Mexico Educational Assistance Student        Aaa/AAA            1,570,208
                                Loan, 6.70% due 4/1/2002 (Insured: AMBAC)
1,200,000                       New Mexico Educational Assistance Student        Aaa/NR             1,230,792
                                Loan, 6.50% due 3/1/2004
770,000                         New Mexico Educational Assistance Student Loan   A/NR               801,647
                                Series 2-B, 5.75% due 12/1/2008
825,000                         New Mexico Equipment Loan Council Hospital       A3/NR              847,135
                                Revenue, 7.50% due 6/1/2002 pre-refunded
                                6/1/01 (San Juan Regional Medical Center
                                Project)
1,490,000                       New Mexico Equipment Loan Council Hospital       A3/NR              1,530,707
                                Revenue, 7.80% due 6/1/2005 pre-refunded
                                6/1/01 (San Juan Regional Medical Center
                                Project)
575,000                         New Mexico Equipment Loan Council Hospital       A3/NR              590,709
                                Revenue, 7.80% due 6/1/2006 pre-refunded
                                6/1/01 (San Juan Regional Medical Center
                                Project)
30,000                          New Mexico Equipment Loan Council Hospital       Baa2/NR            30,092
                                Revenue, 6.40% due 6/1/2009 (Memorial Medical
                                Center Project)
225,000                         New Mexico Equipment Loan Council Hospital       A3/NR              231,183
                                Revenue, 7.90% due 6/1/2011 pre-refunded
                                6/1/01 (San Juan Regional Medical Center
                                Project)
1,010,000                       New Mexico Finance Authority Revenue Series C,   Aaa/AAA            1,056,157
                                5.15% due 6/1/2012 (Insured: MBIA)
320,000                         New Mexico Finance Authority Revenue Series C,   Aaa/AAA            334,454
                                5.25% due 6/1/2013 (Insured: MBIA)
320,000                         New Mexico Finance Authority Revenue Series C,   Aaa/AAA            334,928
                                5.35% due 6/1/2014 (Insured: MBIA)
355,000                         New Mexico Finance Authority Revenue Series C,   Aaa/AAA            372,253
                                5.45% due 6/1/2015 (Insured: MBIA)
5,000,000                       New Mexico Highway Commission Tax Senior         Aa2/AA+            5,585,950
                                Subordinated Lien, 6.00% due 6/15/2011
780,000                         New Mexico Hospital Equipment Loan, 5.60% due    Baa2/NR            780,585
                                6/1/2002 (Memorial Medical Center Project)
1,140,000                       New Mexico Hospital Equipment Loan, 5.20% due    Aa3/AA-            1,183,913
                                12/1/2010 (Catholic Health Initiatives
                                Project)
2,000,000                       New Mexico Hospital Equipment Loan, 5.375% due   Baa2/NR            1,616,320
                                6/1/2018 (Memorial Medical Center Project)
1,000,000                       New Mexico MFA Forward Mortgage  Series C,       NR/AAA             1,070,020
                                6.50% due 7/1/2025 (Collateralized: FNMA/GNMA)
775,000                         New Mexico MFA General, 5.80% due 9/1/2019       NR/A+              800,366
925,000                         New Mexico MFA MFMR Series 1991-C, 6.75% due     NR/AAA             927,562
                                7/1/2011 (Collateralized: FNMA)
2,010,000                       New Mexico MFA MFMR Series 1991-C, 6.75% due     NR/AAA             2,015,568
                                7/1/2011 (Collateralized: FNMA)
180,000                         New Mexico MFA Refunding FNMA Certificate        NR/AAA             180,499
                                Tierra Part D, 6.75% due 7/1/2011 put 7/1/01
210,000                         New Mexico MFA Series B, 6.65% due 7/1/2015      NR/AAA             211,394
345,000                         New Mexico MFA SFMR, 5.70% due 9/1/2014          NR/AAA             359,297
                                (Collateralized: FNMA/GNMA)
990,000                         New Mexico MFA SFMR, 5.75% due 3/1/2017          NR/AAA             1,023,967
                                (Collateralized: FNMA/GNMA)
1,490,000                       New Mexico MFA SFMR, 0% due 9/1/2019             NR/AAA             900,854
1,620,000                       New Mexico MFA SFMR Series  C 2, 6.05% due       NR/AAA             1,693,208
                                9/1/2021 (Collateralized: FNMA/GNMA)
675,000                         New Mexico MFA SFMR Series 1992 A-1, 6.90% due   NR/AAA             695,824
                                7/1/2008
98,234                          New Mexico MFA SFMR Series A, 0% due 7/1/2015    Aaa/AA             22,908
545,000                         New Mexico MFA SFMR Series A-3, 6.15% due        NR/AAA             582,774
                                9/1/2017 (Collateralized: FNMA/GNMA)
125,000                         New Mexico MFA SFMR Series B-2, 5.80% due        NR/AAA             125,918
                                1/1/2009 (Collateralized: FNMA/GNMA)
1,000,000                       New Mexico MFA SFMR Series B3, 5.80% due         NR/AAA             1,049,410
                                9/1/2016 (Collateralized: FNMA/GNMA)
1,975,000                       New Mexico MFA SFMR Series D 2, 5.875% due       NR/AAA             2,042,031
                                9/1/2021 (Collateralized: FNMA/GNMA)
170,000                         New Mexico MFA SFMR Series H, 5.45% due          NR/AAA             178,789
                                1/1/2006 (Collateralized: FNMA/GNMA)
175,000                         New Mexico MFA SFMR Series H, 5.45% due          NR/AAA             184,900
                                7/1/2006 (Collateralized: FNMA/GNMA)
100,000                         New Mexico MFA SFMR Series PG-B-2, 5.80% due     NR/AAA             101,628
                                7/1/2009 (Collateralized: FNMA/GNMA)
1,000,000                       New Mexico MFA Single Family Series E 2,         NR/AAA             1,047,630
                                5.875% due 9/1/2020
335,000                         New Mexico State University Revenues, 5.85%      A1/AA              335,023
                                due 4/1/2001
25,000                          New Mexico Student Loan Revenue, 5.55% due       A/NR               25,228
                                12/1/2001
3,600,000                       Puerto Rico Commonwealth Government              VMIG1/A1+          3,600,000
                                Development Bank Refunding, 3.30% due
                                12/1/2015 (Insured: MBIA)
750,000                         Puerto Rico Public Improvement General           NR/AAA             794,325
                                Obligation, 6.60% due 7/1/2004 pre-refunded
                                7/1/02 @ 101.5
500,000                         Rio Rancho Water and Wastewater System, 8.00%    Aaa/AAA            526,040
                                due 5/15/2002 (Insured: FSA)
1,000,000                       Rio Rancho Water and Wastewater System, 6.50%    Aaa/AAA            1,119,670
                                due 5/15/2006 (Insured: FSA)
175,000                         Ruidoso Gross Receipts Tax Revenue Refunding,    Baa2/NR            177,769
                                5.00% due 8/15/2003
500,000                         San Juan County Gross Receipts, 5.30% due        A1/NR              528,025
                                9/15/2009
1,000,000                       San Juan County Gross Receipts Gas Tax           A1/NR              1,118,800
                                Refunding Revenue Series B, 7.00% due
                                9/15/2009 pre-refunded 9/15/04 @ 101
115,000                         Sandoval County Gross Receipts Tax Refunding     Baa1/NR            123,614
                                Revenue Series 1992, 7.00% due 11/1/2007
                                pre-refunded 11/1/02
125,000                         Sandoval County Gross Receipts Tax Refunding     Baa1/NR            134,364
                                Revenue Series 1992, 7.00% due 11/1/2008
                                pre-refunded 11/1/02
135,000                         Sandoval County Gross Receipts Tax Refunding     Baa1/NR            145,113
                                Revenue Series 1992, 7.00% due 11/1/2009
                                pre-refunded 11/1/02
145,000                         Sandoval County Gross Receipts Tax Refunding     Baa1/NR            155,862
                                Revenue Series 1992, 7.00% due 11/1/2010
                                pre-refunded 11/1/02
400,000                         Sandoval County Landfill Revenue, 5.70% due      NR/NR              402,184
                                7/15/2013
840,000                         Sandoval County Revenue Refunding Series B,      NR/NR              879,950
                                5.75% due 2/1/2010
1,950,000                       Santa Fe County, 7.25% due 7/1/2029 (Rancho      NR/NR              2,025,406
                                Viejo Improvement District Project)
340,000                         Santa Fe County Office and Training Facilities   Aaa/NR             344,926
                                Project Revenue Series 1990, 9.00% due
                                7/1/2001  (ETM)
356,000                         Santa Fe County Office and Training Facilities   Aaa/NR             371,287
                                Project Revenue Series 1990, 9.00% due
                                1/1/2002  (ETM)
372,000                         Santa Fe County Office and Training Facilities   Aaa/NR             398,018
                                Project Revenue Series 1990, 9.00% due
                                7/1/2002  (ETM)
406,000                         Santa Fe County Office and Training Facilities   Aaa/NR             454,679
                                Project Revenue Series 1990, 9.00% due
                                7/1/2003  (ETM)
443,000                         Santa Fe County Office and Training Facilities   Aaa/NR             516,215
                                Project Revenue Series 1990, 9.00% due
                                7/1/2004  (ETM)
626,000                         Santa Fe County Office and Training Facilities   Aaa/NR             806,983
                                Project Revenue Series 1990, 9.00% due
                                1/1/2008  (ETM)
1,000,000                       Santa Fe County Project Revenue Series A,        NR/NR              865,900
                                5.50% due 5/15/2015 (El Castillo Retirement
                                Project)
200,000                         Santa Fe Educational Facilities Revenue, 5.00%   NR/BBB-            197,276
                                due 3/1/2007 (St. Johns College Project)
210,000                         Santa Fe Educational Facilities Revenue, 5.10%   NR/BBB-            207,226
                                due 3/1/2008 (St. Johns College Project)
1,215,000                       Santa Fe Educational Facilities Revenue, 5.40%   NR/BBB-            1,142,975
                                due 3/1/2017 (St. Johns College Project)
140,000                         Santa Fe Housing Development Corporation Multi   A/NR               142,003
                                Family Revenue Refunding Series 1993-A, 5.50%
                                due 2/1/2004 (Villa Camino Consuelo Project)
1,900,000                       Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            1,817,977
                                due 7/1/2002 (Insured: FGIC)
1,945,000                       Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            1,771,778
                                due 7/1/2003 (Insured: FGIC)
1,945,000                       Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            1,651,325
                                due 7/1/2004 (Insured: FGIC)
1,895,000                       Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            1,497,865
                                due 7/1/2005 (Insured: FGIC)
500,000                         Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            368,085
                                due 7/1/2006 (Insured: FGIC)
1,945,000                       Santa Fe Improvement Revenue Series 1992-A, 0%   Aaa/AAA            997,960
                                due 7/1/2011 (Insured: FGIC)
4,500,000                       Santa Fe Industrial Revenue Housing Refunding,   NR/NR              4,727,790
                                7.25% due 12/1/2005 (Ponce de Leon Project;
                                Guaranteed: Health Care REIT)
370,000                         Santa Fe Refuse Disposal Systems Improvement     A3/NR              386,347
                                Net Revenue Series 1996-B, 5.50% due 6/1/2004
325,000                         Santa Fe Refuse Disposal Systems Revenue,        A3/NR              336,109
                                5.50% due 6/1/2003
200,000                         Santa Fe Revenue Capital Appreciation            Aaa/AAA            118,632
                                Improvement, 0% due 7/1/2009 (Saint Vincent
                                Hospital Project; Insured: FGIC)
420,000                         Santa Fe SFMR, 5.25% due 11/1/2005               Aaa/NR             437,674
                                (Collateralized: FNMA/GNMA)
230,000                         Santa Fe SFMR, 6.00% due 11/1/2010               Aaa/NR             243,310
                                (Collateralized: FNMA/GNMA)
310,000                         Santa Fe SFMR, 6.10% due 11/1/2011               Aaa/NR             331,148
                                (Collateralized: FNMA/GNMA)
370,000                         Santa Fe SFMR, 6.20% due 11/1/2016               Aaa/NR             378,070
                                (Collateralized: FNMA/GNMA)
132,250                         Santa Fe SFMR Series 1991, 8.45% due 12/1/2011   Aaa/NR             137,180
                                (Insured: FGIC)
745,000                         Santa Fe Solid Waste Management Agency           NR/NR              779,337
                                Facility Revenue, 5.75% due 6/1/2004
760,000                         Santa Fe Solid Waste Management Agency           NR/NR              805,319
                                Facility Revenue, 5.90% due 6/1/2005
775,000                         Santa Fe Solid Waste Management Agency           NR/NR              830,242
                                Facility Revenue, 6.00% due 6/1/2006
875,000                         Santa Fe Solid Waste Management Facilities       NR/NR              945,717
                                Revenue, 6.10% due 6/1/2007
150,000                         Santa Fe Utility Revenue Refunding Series A,     Aaa/AAA            168,920
                                8.00% due 6/1/2004 (Insured: AMBAC)
195,000                         Santa Rosa Consolidated School District 8        Baa3/NR            195,524
                                Guadalupe & San Miguel Counties GO Series
                                1991, 7.00% due 8/1/2003
210,000                         Santa Rosa Consolidated School District 8        Baa3/NR            210,565
                                Guadalupe & San Miguel Counties GO Series
                                1991, 7.00% due 8/1/2004
285,000                         Socorro Health Facility Refunding Revenue,       Aaa/AAA            307,900
                                6.00% due 5/1/2008 (Evangelical Lutheran Good
                                Samaritan Project; Insured: AMBAC)
385,000                         Taos County Local Hospital Gross Receipts Tax    NR/AA              392,534
                                Revenue Series 1992, 6.125% due 12/1/2001
                                (Insured: Asset Guaranty) (ETM)
1,000,000                       U.S. Virgin Islands Public Finance Authority     NR/AAA             1,019,080
                                Revenue Refunding Series A, 6.90% due
                                10/1/2001  (ETM)
330,000                         U.S. Virgin Islands Public Finance Authority     NR/AAA             348,530
                                Series 1992-A, 7.00% due 10/1/2002 (ETM)
2,485,000                       U.S. Virgin Islands Water & Power Authority      NR/NR              2,549,983
                                Series A, 7.40% due 7/1/2011pre-refunded
                                7/01/01
800,000                         University New Mexico University Revenues        VMIG1/A1+          800,000
                                Adjusted Subordinated Lien Refunding, 3.40%
                                due 6/1/2006 (Insured: AMBAC)
600,000                         University of New Mexico University Revenues     Aa3/AA             668,472
                                Series A, 6.00% due 6/1/2021
1,105,000                       Villa Hermosa Multi Family Housing Revenue,      NR/AAA             1,126,923
                                5.85% due 11/20/2016 (Collateralized: GNMA)
1,385,000                       Western New Mexico University System Revenue     Baa2/NR            1,559,371
                                Series 1995, 7.75% due 6/15/2019 pre-refunded
                                6/15/04

                                TOTAL INVESTMENTS (Cost $145,369,077)                               $ 150,438,838


  Credit ratings are unaudited.
  See notes to financial statements.